Related parties - TAP Transactions (Details) € in Millions, R$ in Millions		1 Months Ended		3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 14, 2016 EUR (€)	Jul. 31, 2017 aircraft	Mar. 31, 2016 aircraft	Mar. 31, 2018 BRL (R$) aircraft	Mar. 31, 2017 BRL (R$)	Jun. 20, 2016	Mar. 31, 2018 BRL (R$) aircraft	Dec. 31, 2017 BRL (R$)
Transactions between related parties
Total amount of related party transactions				R$ 57.9	R$ 11.8
TAP
Transactions between related parties
Aircraft sublease				2.9	6.1
TAP Convertible Bonds				55.0	5.7
Total amount of related party transactions				57.9	11.8
Number of aircraft subleased | aircraft		2	15
Number of aircraft subleases executed | aircraft			7
Net present value of provision for future obligation costs under aircraft subleases				R$ 64.4			R$ 64.4	R$ 68.9
Number of subleased aircraft returned | aircraft		2
Total number of aircraft subleased | aircraft				15			15
Amounts received from subleases				R$ 25.0	29.5
Amount paid to external lessors				28.9	36.8
Percentage of total and voting capital upon conversion of bonds	6.00%
Percentage of distributable profits for right to receive dividends or other distributions in investment company	41.25%
TAP | Purchase of TAP Convertible Bonds
Transactions between related parties
TAP Convertible Bonds				R$ 60.7	R$ 5.7
Acquisition of long-term investments | €	€ 90
Maturity term of convertible bonds	10 years
Interest rate on convertible bonds (as a percent)						3.75%	7.50%
Number of years for early redemption of Convertible Bonds	4 years
HNA | Purchase of TAP Convertible Bonds
Transactions between related parties
Aggregate economic interest								30